Basis of preparation - Schedule of interests in subsidiaries (Details)	12 Months Ended
Sep. 30, 2022
KWESST Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KWESST Inc.
Location	Ottawa, Canada
Equity %	100.00%
2720178 Ontario Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	2720178 Ontario Inc.
Location	Bowmanville, Canada
Equity %	100.00%
Police Ordnance Company Inc.[Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Police Ordnance Company Inc.
Location	Bowmanville, Canada
Equity %	100.00%
KWESST U.S. Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KWESST U.S. Holdings Inc.
Location	Delaware, Canada
Equity %	100.00%
KWESST Defense Systems U.S. Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KWESST Defense Systems U.S. Inc.
Location	Virginia, United States
Equity %	100.00%
KWESST Public Safety Systems U.S. Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KWESST Public Safety Systems U.S. Inc.
Location	Virginia, United States
Equity %	100.00%
KWESST Public Safety Systems Canada Inc. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	KWESST Public Safety Systems Canada Inc.
Location	Ottawa, Canada
Equity %	100.00%